Assets held for sale	9 Months Ended
Sep. 30, 2025
Assets held for sale
Assets held for sale

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

20.Assets held for sale

On May 20, 2025, the Group announced it had agreed to sell 100% of IHS Rwanda Limited (“IHS Rwanda”), a wholly owned subsidiary and part of the SSA segment, to Paradigm Rwanda Holdings Limited, a subsidiary of Paradigm Tower Ventures, for total consideration of up to $274.5 million, which includes deferred consideration of $70.0 million and $24.5 million payable up to two and three years, respectively, from the date of closing and an earn out of up to $5.0 million dependent on the future financial performance of the business. The transaction closed after the current reporting period, refer to note 22. The foreign exchange translation reserve loss related to IHS Rwanda as of September 30, 2025 was $16.1 million.

The below table presents the major classes of the assets and liabilities held for sale as of September 30, 2025:

$'m

Non‑current assets
Property, plant and equipment	52.0
Right-of-use assets	17.0
Goodwill	8.3
Other intangible assets	2.2

Current assets
Inventories	1.2
Trade and other receivables	20.4
Cash and cash equivalents	3.9
Assets held for sale	105.0

Non‑current liabilities
Lease liabilities	(14.5)
Provisions for other liabilities and charges	(1.9)
Deferred income tax liabilities	(3.0)

Current liabilities
Trade and other payables	(8.9)
Income tax payable	(3.2)
Lease liabilities	(4.2)
Liabilities held for sale	(35.7)